UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046




13F File Number : 028-


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:


/s/ Fred T Perlstadt        Mountain Lakes, NJ      February 13, 2007
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:   $266,615 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allegheny Energy Inc           Common           017361106     5061   110240  SH       SOLE                  110240
Altria Group Inc               Common           02209S103    17859   208100  SH       SOLE                  208100
Berkshire Hathaway Inc Del     Cl B             084670207    23140     6312  SH       SOLE                    6312
Brookfield Asset Mgmt Inc      Cl A Ltd Vt Sh   112585104      867    18000  SH       SOLE                   18000
Canadian Natural Resource Ltd  Common           136385101    15632   292700  SH       SOLE                  292700
Coca Cola Femsa SA de C V      ADR              191241108    10315   271441  SH       SOLE                  271441
Consolidated Tomoka Land Co    Common           210226106    65312   902101  SH       SOLE                  902101
Gammon Lakes Resouces          Common           364915108     5457   334400  SH       SOLE                  334400
Harrah's Entertainment Inc     Common           413619107     2176    26300  SH       SOLE                   26300
Martin Marietta Materials Inc  Common           573284106    12220   117600  SH       SOLE                  117600
Penn National Gaming Inc       Common           707569109     7558   181600  SH       SOLE                  181600
Pogo Producing Co              Common           730448107    12590   259900  SH       SOLE                  259900
Reynolds American Inc          Common           761713106    43171   659400  SH       SOLE                  659400
Vector Group Ltd               Common           92240M108     8940   503685  SH       SOLE                  503685
Weyerhaeuser Co                Common           962166104    26307   372355  SH       SOLE                  372355
Whiting Petroleum Corp New     Common           966387102     7270   156000  SH       SOLE                  156000
Winthrop Realty Trust          Sh Ben Int       976391102     2740   400000  SH       SOLE                  400000
